Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	¥ 824,247
2024	584,377
2025	377,332
2026	263,142
2027	195,680
Thereafter	965,491
Total undiscounted lease payments	3,210,269
Less: imputed interest	(567,448)
Total lease liabilities	¥ 2,642,821	¥ 1,843,070